United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2007

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       08/06/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 141
Form 13F Information Table Value Total: 201,406
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                               VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------         -------------   --------  -------    -------   -- --- ------  -------  ----      -----  ---

Bunge Limited                     Equities        G16962105       1,200    14,200SH     SOLE                 14,200
Frontline Ltd                     Equities        G3682E127         229     5,000SH     SOLE                  5,000
Garmin Ltd                        Equities        G37260109         333     4,500SH     SOLE                  4,500
UTI Worldwide Inc                 Equities        G87210103         643    24,000SH     SOLE                 24,000
Transocean Inc                    Equities        G90076103         297     2,800SH     SOLE                  2,800
AES Corp                          Equities        00130H105         440    20,100SH     SOLE                 20,100
AT&T Inc                          Equities        00206R102         529    12,746SH     SOLE                 12,746
Adobe Systems Inc                 Equities        00724f101         527    13,125SH     SOLE                 13,125
Allegheny Tech Inc New            Equities        01741R102         283     2,700SH     SOLE                  2,700
America Movil Sa L Adr            Sponsored ADR   02364W105         794    12,825SH     SOLE                 12,825
American Express Co               Equities        025816109         381     6,230SH     SOLE                  6,230
American International Group I    Equities        026874107         935    13,350SH     SOLE                 13,350
Analog Devices Inc                Equities        032654105         327     8,700SH     SOLE                  8,700
Apache Corp                       Equities        037411105         792     9,704SH     SOLE                  9,704
Apple Computer Inc                Equities        037833100       1,239    10,155SH     SOLE                 10,155
Archer-Daniels-Midland Co         Equities        039483102         426    12,875SH     SOLE                 12,875
AstraZeneca PLC                   Equities        046353108         216     4,040SH     SOLE                  4,040
Autodesk Inc                      Equities        052769106         589    12,500SH     SOLE                 12,500
Autoliv Inc                       Equities        052800109         459     8,075SH     SOLE                  8,075
AXA ADS                           Equities        054536107         413     9,590SH     SOLE                  9,590
Berkshire Hathaway Cl A           Equities        084670108     108,599       992SH     SOLE                    992
Berkshire Hathaway Cl B           Equities        084670207       1,374       381SH     SOLE                    381
Best Buy Co Inc                   Equities        086516101         634    13,592SH     SOLE                 13,592
CHC Helicopter Corp               Equities        12541C203         260    10,000SH     SOLE                 10,000
CH Robinson Worldwide Inc         Equities        12541W209         651    12,400SH     SOLE                 12,400
CIT Group Inc                     Equities         125581108        304     5,550SH     SOLE                  5,550
CMGI Inc                          Internet         125750109         59    30,470SH     SOLE                 30,470
CNOOC Ltd                         Sponsored ADR    126132109        272     2,396SH     SOLE                  2,396
CVS Corp                          Equities         126650100        367    10,075SH     SOLE                 10,075
Carnival Corp                     Paired CTF       143658300        332     6,800SH     SOLE                  6,800
Caterpillar Inc                   Equities         149123101        442     5,650SH     SOLE                  5,650
Celgene Corp                      Equities         151020104        226     3,950SH     SOLE                  3,950
Cemex Sa Adr                      Equities         151290889        439    11,904SH     SOLE                 11,904
ChevronTexaco Corp.               Equities         166764100        592     7,024SH     SOLE                  7,024
Chicago Bridge & Iron             NY Registry SH   167250109        357     9,450SH     SOLE                  9,450
Cisco Systems Inc                 Equities        17275R102       1,490    53,495SH     SOLE                 53,495
Citigroup Inc                     Equities         172967101      1,277    24,904SH     SOLE                 24,904
Citrix Systems Inc                Equities         177376100        374    11,105SH     SOLE                 11,105
Clorox Co                         Equities         189054109        391     6,300SH     SOLE                  6,300
Coach Inc                         Equities         189754104      1,654    34,900SH     SOLE                 34,900
Companhia Vale Do ADR             Sponsored ADR    204412209        419     9,399SH     SOLE                  9,399
ConocoPhillips                    Equities        20825C104         563     7,175SH     SOLE                  7,175
Constellation Brands Inc          Equities        21036P108         490    20,200SH     SOLE                 20,200
Corning Inc                       Equities         219350105        717    28,073SH     SOLE                 28,073
Countrywide Financial Inc         Equities         222372104        676    18,600SH     SOLE                 18,600
Danaher Corp                      Equities         235851102        983    13,025SH     SOLE                 13,025
Devon Energy Corp                 Equities        25179M103         411     5,248SH     SOLE                  5,248
Diamonds Trust                    Unit Trusts      252787106        262     1,950SH     SOLE                  1,950
Walt Disney Co                    Equities         254687106        356    10,414SH     SOLE                 10,414
Dominion Resources Inc            Equities        25746U109       1,144    13,250SH     SOLE                 13,250
Duke Energy Corp.                 Equities        26441C105         203    11,072SH     SOLE                 11,072
EMC Corp                          Equities         268648102        463    25,586SH     SOLE                 25,586
Ensco International Inc           Equities        26874Q100         732    12,000SH     SOLE                 12,000
Enterprise Products Partners      Equities         293792107      1,246    39,160SH     SOLE                 39,160
Exelon Corporation                Equities        30161N101         269     3,700SH     SOLE                  3,700
Exxon Mobil Corporation           Equities        30231G102       2,273    27,100SH     SOLE                 27,100
FedEx Corp                        Equities        31428X106       1,032     9,300SH     SOLE                  9,300
General Electric Co               Equities         369604103      1,778    46,435SH     SOLE                 46,435
Gilead Sciences Inc               Equities         375558103        960    24,750SH     SOLE                 24,750
GlaxoSmithkline Plc               Sponsored ADR   37733W105         284     5,426SH     SOLE                  5,426
Goldman Sachs Group Inc           Equities        38141G104         922     4,255SH     SOLE                  4,255
Groupe Danone SPON ADR            Sponsored ADR    399449107        314    19,286SH     SOLE                 19,286
Grupo Televisa SA DE CV SPON A    Sp ADR Rep Ord  40049J206         505    18,308SH     SOLE                 18,308
HSBC Holdings PLC Spon ADR        Sponsored ADR    404280406        453     4,932SH     SOLE                  4,932
Hewlett-Packard Co                Equities         428236103        360     8,073SH     SOLE                  8,073
Home Depot Inc                    Equities         437076102        248     6,295SH     SOLE                  6,295
Honeywell International Inc       Equities         438516106        288     5,125SH     SOLE                  5,125
Huaneng Power International In    Equities         443304100        291     6,271SH     SOLE                  6,271
Icici Bank Ltd Adr                Sponsored ADR   45104G104         707    14,378SH     SOLE                 14,378
Infosys Technologies Ltd          Sponsored ADR    456788108        519    10,307SH     SOLE                 10,307
Intel Corp                        Equities         458140100        539    22,700SH     SOLE                 22,700
International Business Machine    Equities         459200101        626     5,950SH     SOLE                  5,950
iShares MSCI Japan Index Fund     Unit Trusts      464286848        156    10,761SH     SOLE                 10,761
iShares MSCI Emerging Markets     Unit Trusts      464287234        396     3,005SH     SOLE                  3,005
iShares MSCI EAFE Index Fund      Unit Trusts      464287465        460     5,700SH     SOLE                  5,700
iShares S&P Smallcap 600          Unit Trusts      464287804      1,389    19,530SH     SOLE                 19,530
IShares Trust DJ Total Market     Unit Trusts      464287846        330     4,500SH     SOLE                  4,500
J.P. Morgan Chase & Co            Equities        46625H100       1,029    21,247SH     SOLE                 21,247
Johnson & Johnson                 Equities         478160104      1,191    19,325SH     SOLE                 19,325
KLA-Tencor Corp                   Equities         482480100        724    13,175SH     SOLE                 13,175
Kinder Morgan Energy Partners     Equities         494550106        232     4,200SH     SOLE                  4,200
L-3 Communications Holdings In    Equities         502424104      1,220    12,525SH     SOLE                 12,525
Lehman Bros. Holdings Inc         Equities         524908100        326     4,300SH     SOLE                  4,300
MEMC Electronic Materials         Equities         552715104        764    12,500SH     SOLE                 12,500
Medtronic Inc                     Equities         585055106        854    16,460SH     SOLE                 16,460
Merrill Lynch & Co                Equities         590188108      1,266    15,150SH     SOLE                 15,150
Metlife Inc                       Equities        59156R108       1,183    18,350SH     SOLE                 18,350
Microsoft Corp.                   Equities         594918104        850    28,845SH     SOLE                 28,845
S&P Midcap 400 SPDRs              Unit Trusts      595635103        937     5,750SH     SOLE                  5,750
Monsanto Co                       Equities        61166w101         270     4,000SH     SOLE                  4,000
Morgan Stanley & Co               Equities         617446448        478     5,703SH     SOLE                  5,703
Nobel Learning Communities Inc    Equities         654889104        228    15,630SH     SOLE                 15,630
Noble Energy Inc                  Equities         654894104        575     9,212SH     SOLE                  9,212
Nokia Corporation                 Sponsored ADR    654902204        829    29,482SH     SOLE                 29,482
Noble Corp                        Equities         655042109        780     8,000SH     SOLE                  8,000
Norfolk Southern Corp             Equities         655844108        263     5,000SH     SOLE                  5,000
Northern Trust Corp               Equities         665859104        861    13,400SH     SOLE                 13,400
Nuveen Quality Preferred Incom    Equities        67071S101         132    10,050SH     SOLE                 10,050
Oneok Partners LP                 Unit Ltd partn  68268N103         753    11,000SH     SOLE                 11,000
Oracle Corp                       Equities        68389X105         286    14,500SH     SOLE                 14,500
Patterson UTI Energy Inc          Equities         703481101        267    10,175SH     SOLE                 10,175
Peabody Energy Corp               Equities         704549104        232     4,800SH     SOLE                  4,800
Pepsico Inc.                      Equities         713448108        760    11,725SH     SOLE                 11,725
Petroleo Brasileiro Adr           Spon ADR        71654V408         523     4,314SH     SOLE                  4,314
Petroleum Development Corp        Equities         716578109        712    15,000SH     SOLE                 15,000
Plains All American Pipeline L    Equities         726503105        363     5,700SH     SOLE                  5,700
Plains Exploration & Productio    Equities         726505100        562    11,750SH     SOLE                 11,750
Powershs Water Resources Ptf      Unit Trusts     73935X575         262    12,500SH     SOLE                 12,500
Praxair Inc                       Equities        74005P104       1,748    24,275SH     SOLE                 24,275
Precision Castparts Corp          Equities         740189105        589     4,850SH     SOLE                  4,850
Procter & Gamble Co.              Equities         742718109      1,075    17,575SH     SOLE                 17,575
Qualcomm Inc                      Equities         747525103        876    20,200SH     SOLE                 20,200
S&P DEP Receipts                  Unit Trusts     78462F103       2,005    13,326SH     SOLE                 13,326
Schlumberger Ltd                  Equities         806857108      1,714    20,178SH     SOLE                 20,178
Consumer Staples Sector SPDR F    Unit Trusts     81369Y308         214     7,900SH     SOLE                  7,900
Starbucks Corp                    Equities         855244109      1,182    45,050SH     SOLE                 45,050
Symantec Corp                     Equities         871503108        416    20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LT    ADR              874039100        286    25,681SH     SOLE                 25,681
Take Two Interactive Software     Equities         874054109        300    15,000SH     SOLE                 15,000
Target Corporation                Equities        87612E106       1,167    18,350SH     SOLE                 18,350
Tata Motors LTD                   Spon ADR         876568502        324    19,713SH     SOLE                 19,713
Telefonos de Mexico S A SPON A    ADR ord L        879403780        886    23,390SH     SOLE                 23,390
Teva Pharmaceutical Ind           Equities         881624209      1,300    31,519SH     SOLE                 31,519
Texas Instruments, Inc.           Equities         882508104        789    20,970SH     SOLE                 20,970
Textron Incorporated              Equities         883203101        520     4,725SH     SOLE                  4,725
Thoratec Corp                     Equities         885175307        797    43,350SH     SOLE                 43,350
3M Company                        Equities        88579Y101         894    10,300SH     SOLE                 10,300
Tidewater Inc                     Equities         886423102        213     3,000SH     SOLE                  3,000
Unibanco-Uniao de Bancos Brasi    GDR REPPFD      90458E107         960     8,501SH     SOLE                  8,501
Valero Energy Corp                Equities        91913Y100       1,714    23,200SH     SOLE                 23,200
Varian Medical Systems Inc        Equities        92220P105         851    20,025SH     SOLE                 20,025
Verizon Communications            Equities        92343V104         283     6,877SH     SOLE                  6,877
Vodafone Group PLC                Equities        92857W100         985    29,300SH     SOLE                 29,300
Walgreen Company                  Equities         931422109        438    10,050SH     SOLE                 10,050
WellPoint, Inc.                   Equities        94973V107       1,266    15,863SH     SOLE                 15,863
Wells Fargo & Co.                 Equities         949746101      1,348    38,320SH     SOLE                 38,320
Williams Companies Inc.           Equities         969457100        406    12,850SH     SOLE                 12,850
Windstream Corp                   Equities        97381W104         183    12,375SH     SOLE                 12,375
Wm Wrigley Jr Co                  Equities         982526105        290     5,250SH     SOLE                  5,250
Wyeth                             Equities         983024100        206     3,600SH     SOLE                  3,600
Zimmer Holdings Inc               Equities        98956P102         559     6,590SH     SOLE                  6,590